FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Reconciliation of Contingent Consideration Measured at Fair Value

	For the Years Ended December 31,
	2011	2012	2012
	RMB	RMB	US$

Balance as of January 1,	14,072	11,999	1,926

Payment by cash during the year	(2,305)	-	-
Unrealized loss	232		-
Settlement through netting with receivables	-	(11,999)	(1,926)

Balance as of December 31,	11,999	-	-

The amount of total loss for the year is included in "other expenses"	232	-	-

Schedule of Fair Value Measurements

	Fair Value Measurement at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significance Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Contingent business acquisition consideration	11,999	-	-	11,999	(232)

Nonrecurring
Long-lived assets held and used*	8,735	-	-	8,735	(3,179)
Goodwill**	-	-	-	-	(300,163)

*	In accordance with ASC 360, long-lived assets held and used with a carrying amount of RMB11,914 were written down to their fair value of RMB8,735, resulting in an impairment charge of RMB3,179, which was included in the caption of "Asset impairment" in the consolidated statements of comprehensive income. The Group utilized cost method under which 38% to 48% discounts were applied to quoted market prices, depending on the expected remaining useful lives of such assets.